Unaudited Interim Condensed Consolidated Statements of Profit or Loss - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	[1]
Profit or loss [Abstract]
Revenue	$ 18,270,590	$ 17,168,005
Cost of sales	(15,757,615)	(14,649,027)
Gross profit	2,512,975	2,518,978
Stock-based compensation expenses	(41,746)	(149,595)	[2]
Provision for withholding tax receivable	(182,569)	(40,984)
Recovery of/(Provision for) expected credit loss on trade and other receivables	36,802	(34,184)
Research and development expenses	(407,234)	(405,641)
Selling, general and administrative expenses	(5,193,826)	(4,175,887)
Operating loss from continuing operations	(3,275,598)	(2,287,313)
Other income, net	162,291	60,485
Foreign exchange losses, net	(56,554)	(19,066)
Finance income, net	113,577	250,203
Loss before income tax from continuing operations	(3,056,284)	(1,995,691)
Income tax expense	(64,191)	(48,177)
Net loss for the period from continuing operations	(3,120,475)	(2,043,868)	[2]
Discontinued operations:
Net loss for the period from discontinued operations	(7,171)	(183,254)
Net loss for the period	(3,127,646)	(2,227,122)	[3]
Net loss for the period attributable to:
Net (loss)/profit attributable to non-controlling interests	(27,047)	8,955
Net loss attributable to equity holders of the Company	(3,100,599)	(2,236,077)
Net loss for the period	$ (3,127,646)	$ (2,227,122)	[3]
Loss per share
Basic loss attributable to the equity holders of the Company (in Dollars per share)	$ (0.1)	$ (0.11)
Diluted loss attributable to the equity holders of the Company (in Dollars per share)	(0.1)	(0.11)
Basic loss attributable to the equity holders of the Company - continuing operations (in Dollars per share)	(0.1)	(0.1)
Diluted loss attributable to the equity holders of the Company - continuing operations (in Dollars per share)	(0.1)	(0.1)
Basic loss attributable to the equity holders of the Company – discontinued operations (in Dollars per share)	(0)	(0.01)
Diluted loss attributable to the equity holders of the Company – discontinued operations (in Dollars per share)	$ (0)	$ (0.01)
Weighted average number of shares used in computation:
Basic (in Shares)	29,577,091	19,996,747
Diluted (in Shares)	29,577,091	19,996,747

[1]	Certain amounts have been restated to reflect the reclassification adjustments made between continuing operations and discontinued operations related to the divestiture of Beijing Wanjia Security System Co., Ltd (“Beijing Wanjia”) (Note 4) for the six months ended June 30, 2025.
[2]	Certain amounts have been restated to reflect the reclassification adjustments made between continuing operations and discontinued operations related to the divestiture of Beijing Wanjia (Note 4) for the six months ended June 30, 2025.
[3]	Certain amounts have been restated to reflect the reclassification adjustments made between continuing operations and discontinued operations related to the divestiture of Beijing Wanjia (Note 4) for the six months ended June 30, 2025.